PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment And Investment Properties [Abstract]
Disclosure Of Property Plant And Equipment And Investment Properties [Text Block]

NOTE 26: PROPERTY, PLANT AND EQUIPMENT

	Investment			Operating
	properties	Premises	Equipment	lease assets	Total
	£m	£m	£m	£m	£m
Cost or valuation:
At 1 January 2016	4,361	2,589	5,266	5,023	17,239
Exchange and other adjustments	13	2	6	112	133
Additions	–	59	806	2,088	2,953
Expenditure on investment properties (see below)	344	–	–	–	344
Change in fair value of investment properties (note 7)	(83)	–	–	–	(83)
Disposals	(871)	(100)	(113)	(1,017)	(2,101)
At 31 December 2016	3,764	2,550	5,965	6,206	18,485
Exchange and other adjustments	–	(37)	–	(44)	(81)
Acquisition of businesses (note 22)	–	3	3	–	6
Additions	–	70	382	2,262	2,714
Expenditure on investment properties (see below)	209	–	–	–	209
Change in fair value of investment properties (note 7)	230	–	–	–	230
Disposals	(504)	(795)	(1,282)	(1,896)	(4,477)
At 31 December 2017	3,699	1,791	5,068	6,528	17,086
Accumulated depreciation and impairment:
At 1 January 2016	–	1,247	2,096	917	4,260
Exchange and other adjustments	–	(1)	(8)	49	40
Depreciation charge for the year	–	136	672	953	1,761
Disposals	–	(49)	(89)	(410)	(548)
At 31 December 2016	–	1,333	2,671	1,509	5,513
Exchange and other adjustments	–	(8)	(9)	(34)	(51)
Depreciation charge for the year	–	125	734	1,085	1,944
Disposals	–	(722)	(1,271)	(1,054)	(3,047)
At 31 December 2017	–	728	2,125	1,506	4,359
Balance sheet amount at 31 December 2017	3,699	1,063	2,943	5,022	12,727
Balance sheet amount at 31 December 2016	3,764	1,217	3,294	4,697	12,972

Expenditure on investment properties is comprised as follows:

	2017	2016
	£m	£m
Acquisitions of new properties	82	251
Additional expenditure on existing properties	127	93
	209	344

Rental income of £213 million (2016: £229 million) and direct operating expenses arising from properties that generate rental income of £24 million (2016: £26 million) have been recognised in the income statement.

Capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements was £21 million (2016: £65 million).

The table above analyses movements in investment properties, all of which are categorised as level 3. See note 48 for details of levels in the fair value hierarchy.

At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2017	2016
	£m	£m
Receivable within 1 year	1,301	1,120
1 to 5 years	1,419	1,373
Over 5 years	128	347
Total future minimum rentals receivable	2,848	2,840

Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. During 2016 and 2017 no contingent rentals in respect of operating leases were recognised in the income statement.

Total future minimum sub-lease income of £71 million at 31 December 2017 (£109 million at 31 December 2016) is expected to be received under non-cancellable sub-leases of the Group’s premises.